Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of accumulated other comprehensive income

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2021	(269,743)	1,266	(875)	(269,352)
Translation adjustment on foreign subsidiaries	(64,575)	-	-	(64,575)
Cash flow hedge accounting	-	327	-	327
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(7,441)	(7,441)
Changes in fair value of investments in equity instruments	-	-	(2,632)	(2,632)
At December 31, 2021	(334,318)	1,593	(10,948)	(343,673)
Translation adjustment on foreign subsidiaries	65,243	-	-	65,243
Cash flow hedge accounting	-	(331)	-	(331)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	343	343
Changes in fair value of investments in equity instruments	-	-	(3,608)	(3,608)
At December 31, 2022	(269,075)	1,262	(14,213)	(282,026)
Translation adjustment on foreign subsidiaries	81,315	-	-	81,315
Cash flow hedge accounting	-	(537)	-	(537)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(385)	(385)
Changes in fair value of investments in equity instruments	-	-	(1,466)	(1,466)
At December 31, 2023	(187,760)	725	(16,064)	(203,099)
Attributable to NEXA's shareholders				(169,094)
Attributable to non-controlling interests				(34,005)

Schedule of earnings per share information

	2023	2022	2021
Net income (loss) for the year attributable to NEXA's shareholders	(289,354)	49,101	114,332
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	(2.18)	0.37	0.86

Schedule of summarized financial information of the non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2023	2022	2023	2022
Current assets	581,466	658,099	12,283	9,822
Current liabilities	292,067	260,980	11,734	8,820
Current net assets	289,399	397,119	549	1,002

Non-current assets	1,361,412	1,282,556	73,312	68,984
Non-current liabilities	385,208	409,106	9,421	-
Non-current net assets	976,204	873,450	63,891	68,984

Net assets	1,265,603	1,270,569	64,440	69,986

Accumulated non-controlling interests	207,966	217,167	46,747	50,842

Summarized income statement	NEXA PERU		Pollarix S.A.
	2023	2022	2023	2022
Net revenues	735,337	892,389	11,740	6,906
Net income for the year	12,491	106,501	13,700	29,635
Other comprehensive income (loss)	-	7,308	5,606	9,686
Total comprehensive income for the year	12,491	113,809	19,306	39,321

Comprehensive income attributable to non-controlling interests	(9,206)	1,199	14,261	30,870
Dividends paid to non-controlling interests	124	-	23,589	24,592

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2023	2022	2023	2022
Net cash provided by (used in) operating activities	206,163	196,850	(5,189)	4,474
Net cash used in investing activities	(226,991)	(86,969)	36,993	-
Net cash (used in) provided by financing activities	(3,604)	(137,426)	(32,185)	(6,945)
(Decrease) increase in cash and cash equivalents	(26,145)	(28,582)	(381)	(2,471)